Temporary Equity (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Temporary Equity [Table Text Block]
The following table summarizes the Company’s Class C exchangeable shares in the capital stock of Questica Exchangeco (Class C”) for the successor period (dollars in thousands):

	Class C
	Shares	Amount
Total Class C classified as temporary equity as of January 1, 2019	-	$-
Issuance of Class C Shares for the acquisition of Questica	500,000	5,000
Total temporary equity as of March 31, 2019	500,000	$5,000